Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Other Commitments [Line Items]
Financing obligation, building in progress-leased facility	$ 196,711	$ 125,289
Total operating lease commitment balance	2,300,000
Rent expense	174,600	$ 162,800	$ 123,600
Facilities Space [Member]
Other Commitments [Line Items]
Total operating lease commitment balance	2,000,000
Letter of Credit
Other Commitments [Line Items]
Value of outstanding letters of credit	$ 81,900